Shareholder' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands			6 Months Ended		12 Months Ended
		Jun. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Total equity	[1]		€ 814,919	€ 679,375	€ 732,321	€ 644,304
Par value per share (in EUR per share)			€ 0.02		€ 0.02
Transaction costs related to the Business Combination			€ 1,059	1,090
Warrant redemption	[1]		63,496
Dividends paid per ordinary share (in EUR per share)		€ 0.10
Dividends	[1]		31,099	26,001
Zegna
Disclosure of reserves within equity [line items]
Capital increase related to the Business Combination			710,264		€ 710,264
Transaction costs related to the Business Combination			17,239		17,239
Reimbursement of employee gift expenses			10,923		10,923
Share capital
Disclosure of reserves within equity [line items]
Total equity	[1]		6,054	5,939	5,939	5,939
Warrant redemption			115
Share premium
Disclosure of reserves within equity [line items]
Total equity	[1]		785,804	721,187	721,187	721,187
Warrant redemption			64,617
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Total equity	[1]		(436,622)	(451,176)	(451,174)	(455,000)
Retained earnings
Disclosure of reserves within equity [line items]
Total equity	[1]		543,295	491,762	€ 528,320	€ 499,452
Dividends			€ 25,031	€ 21,854
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)			302,704,726		296,943,659
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)			52,394,463		54,140,913
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves							€ 21,459
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves								€ 162,066

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.